EMPLOYEE BENEFIT PLANS (Pre-tax Amounts Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service costs	$ 462	$ 0	$ 0
Net actuarial loss (gain)	5,015	176	(2,220)
Amortization of losses and prior service cost	(1,410)	(1,096)	(1,281)
Total changes in other comprehensive (income) loss	4,067	(920)	(3,501)
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service costs	0	2,524	1,533
Net actuarial loss (gain)	(2,471)	1,487	312
Amortization of losses and prior service cost	(646)	(541)	(326)
Total changes in other comprehensive (income) loss	$ (3,117)	$ 3,470	$ 1,519